CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Change in Operating Liabilities [Abstract]
Change in deposits from banks	£ 13,415	£ (654)	£ 6,107
Change in customer deposits	2,913	(3,690)	(4,252)
Change in debt securities in issue	(3,600)	(6,552)	5,657
Change in derivative financial instruments, trading and other liabilities at fair value through profit or loss	(12,481)	11,265	(16,924)
Change in investment contract liabilities	(4,665)	(2,665)	(3,922)
Change in other operating liabilities	136	(363)	1,349
Change in operating liabilities	£ (4,282)	£ (2,659)	£ (11,985)